Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25	SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after December 31, 2024 up through the date of report, which is the date that these consolidated financial statements are available for distribution. Other than the events disclosed below:

(a)	On January 14, 2025, the Group incorporated a subsidiary, namely Founder Assets (Thailand) Company Limited, a company incorporated in Thailand.

(b)	On January 21, 2025, the Group subscribed for an additional 1,000,000 ordinary shares in Founder Assets Sdn. Bhd. for a total consideration of RM 1,000,000.

(c)	On February 10, 2025, the Group incorporated a subsidiary, namely Founder Solar Solution Sdn. Bhd., a company incorporated in Malaysia.